Schedule of Investments
September 30, 2020 (unaudited)
AmericaFirst Risk-On Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 38.71%

Air Transportation, Scheduled - 0.01%
American Airlines Group, Inc. (2)	80,929	809

Bottled & Canned Soft Drinks Carbonated Waters - 2.50%
Monster Beverage Corp (2)	4,054	325,131

Hospital & Medical Service Plans - 2.61%
Humana, Inc.	819	338,976

In Vitro & In Vivo Diagnostic Substances - 2.63%
IDEXX Laboratories, Inc. (2)	869	341,613

Insurance Agents Brokers & Services - 2.62%
Arthur J. Gallagher & Co.	3,228	340,812

Investment Advice - 2.62%
Morningstar, Inc.	2,123	340,975

Pharmaceutical Preparations - 2.36%
Regeneron Pharmaceuticals, Inc. (2)	548	306,759

Retail-Drug Stores And Proprietary Stores - 2.46%
CVS Health Corp.	5,472	319,565

Retail-Home Furniture, Furnishings & Equipment Stores - 2.70%
Williams-Sonoma, Inc.	3,873	350,274

Retail-Radio Tv & Consumer Electronics Stores - 2.63%
Best Buy Co., Inc.	3,065	341,104

Retail-Variety Stores - 5.20%
Dollar General Corp.	1,684	353,000
Dollar Tree, Inc. (2)	3,531	322,522

		675,522

Services-To Dwellings & Other Buildings - 2.57%
Rollins, Inc.	6,165	334,081

Specialty Cleaning, Polishing And Sanitation Preparations - 2.46%
Clorox Co.	1,521	319,668

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.61%
AmerisourceBergen Corp.	3,503	339,511

Wholesale-Groceries & Related Products - 2.72%
Domino's Pizza, Inc.	831	353,408

Total Common Stocks	(Cost $ 5,564,110)	5,028,208

Registered Investment Companies - 65.59%

iShares 7-10 Year Treasury Bond ETF (8)	69,939	8,519,969

Total Registered Investment Companies	(Cost $ 8,553,748)	8,519,969

Total Investments - 104.29%	(Cost $ 14,117,858)	13,548,177

Liabilities in Excess of Other Assets - (4.29%)		(557,724)

Total Net Assets - 100.00%		12,990,453

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$13,548,177	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$13,548,177	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.